CERTIFICATION

Pursuant to Rule 497(j), Annuity Investors Life Insurance Company® Variable Account A, 33-59861 (1933 Act File No. 33-59861, 1940 Act File No. 811-07299) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 7 ("Amendment No. 7") to its Registration Statement and (b) that Amendment No. 7 was filed electronically.

Dated: May 3, 2002	By: /s/ Mark F. Muething
Mark F. Muething